UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21309
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             Advent Claymore Convertible Securities and Income Fund
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    1065 Avenue of the Americas, 31st Floor
                               New York, NY 10018
                               ------------------
              (Address of principal executive offices) (Zip code)

                                  Rodd Baxter
                    1065 Avenue of the Americas, 31st Floor
                               New York, NY 10018
                               ------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 386-7407
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                      Date of fiscal year end: October 31
                                               ----------

             Date of reporting period: July 1, 2009 - June 30, 2010
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   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (?? 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ? 3507.

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21309
Reporting Period: 07/01/2009 - 06/30/2010
Advent Claymore Convertible Securities and Income Fund




============ ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND ============


DREYFUS TREAS & AGNCY CASH MANAGEMENT-INST SH

Ticker:       DTRXX          Security ID:  261908107
Meeting Date: NOV 16, 2009   Meeting Type: Special Meeting
Record Date:  SEP 4, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    To approve changes to fundamental       For       For          Management
      policies and investment restrictions:
      to approve amending the fund''s policy
      regarding borrowing.
1b    To approve changes to fundamental       For       For          Management
      policies and investment restrictions:
      to approve amending the fund''s policy
      regarding lending.
2b    To approve changes to fundamental       For       For          Management
      policies and investment restrictions:
      to permit investment in other
      investment companies


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FIFTH THIRD BANCORP

Ticker:       FITB           Security ID:  316773209
Meeting Date: APR 20, 2010   Meeting Type: Annual Shareholder
Record Date:  FEB 26, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
2     To amend the articles of incorporation  For       For          Management
      and code of regulations to provide for
      majority voting in uncontested
      elections of directors.
3     To amend the articles of incorporation  For       For          Management
      and code of regulations to eliminate
      cumulative voting in elections of
      directors.


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HEALTHSOUTH CORPORATION

Ticker:       HLTH           Security ID:  421924408
Meeting Date: MAY 6, 2010    Meeting Type: Annual Shareholder
Record Date:  MAR 8, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Election of Director                    For       For          Management
1b    Election of Director                    For       For          Management
1c    Election of Director                    For       For          Management
1d    Election of Director                    For       For          Management
1e    Election of Director                    For       For          Management
1f    Election of Director                    For       For          Management
1g    Election of Director                    For       For          Management
1h    Election of Director                    For       For          Management
1i    Election of Director                    For       For          Management
1j    Election of Director                    For       For          Management
2     Proposal to ratify the appointment of   For       For          Management
      Pricewaterhousecoopers llp as the
      independent registered public


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KEYCORP

Ticker:       KEY            Security ID:  493267405
Meeting Date: MAY 20, 2010   Meeting Type: Annual Shareholder
Record Date:  MAR 23, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
3     Amendment to articles and regulations   For       For          Management
      to revise the voting rights of the
      series B Preferred stock

========== END NPX REPORT

                                   SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Advent Claymore Convertible Securities and Income Fund


By:       /s/ Tracy V. Maitland
          ---------------------
Name:     Tracy V. Maitland
Title:    President and Chief Executive Officer
Date:     August 17, 2010